Derivative Instruments - Interest Rate Swap/Caps (Details) - Interest Rate Swap $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Fair Value of Derivative Instruments
Weighted Average Fixed Leg (Pay) Interest Rate	2.47%
Weighted Average Remaining Term	4 years 2 months 12 days
Interest Rate Swaps Average Remaining Maturity, Increase	5 years 2 months 12 days
Designated as Hedging Instrument
Fair Value of Derivative Instruments
Notional Amount (in millions)	$ 1,765.5
Net Notional Amount of Interest Rate Agreements, Increase	$ 300.0